Securities - Schedule of Net Gains and Losses on Equity Investments Recognized in Earnings and Portion of Unrealized Gains and Losses for Period that Relates to Equity Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Net gains (losses) recognized on equity securities during the year	$ (57,000)	$ 121,000	$ 26,000
Less: Net gains realized on the sale of equity securities during the period	6,000
Unrealized gains (losses) recognized in equity securities held at December 31	$ (51,000)	$ 121,000